Related party transactions (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total dividends received	$ 14,087	$ 36,535
Total irrevocable contributions	(933)	(47)
Agro Uranga S.A. [Member]
Statement [Line Items]
Dividends received	(933)	0
Nuevo Puerto Santa Fe S.A.s [Member]
Statement [Line Items]
Dividends received	3,000	517
La Rurals S.A. [Member]
Statement [Line Items]
Dividends received	6,290	6,624
Uranga Tradings S.A. [Member]
Statement [Line Items]
Dividends received	679	819
BHSAs [Member]
Statement [Line Items]
Dividends received	4,083	27,750
Cyrsas S.A. [Member]
Statement [Line Items]
Dividends received	0	825
Puerto Retiros [Member]
Statement [Line Items]
Irrevocable contributions	0	(47)
Viflors [Member]
Statement [Line Items]
Dividends received	$ 35	$ 0